Employee Pension and Other Postretirement Benefits Asset Allocation (Details) (USD $) In Millions, unless otherwise specified										12 Months Ended															12 Months Ended															12 Months Ended																																																																		12 Months Ended
	Dec. 31, 2013 Total Fair Value	Dec. 31, 2012 Total Fair Value	Dec. 31, 2013 Level 1	Dec. 31, 2012 Level 1	Dec. 31, 2013 Level 2	Dec. 31, 2012 Level 2	Dec. 31, 2013 Level 3	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2013 U.S. equities	Dec. 31, 2013 U.S. equities Total Fair Value		Dec. 31, 2012 U.S. equities Total Fair Value		Dec. 31, 2013 U.S. equities Level 1		Dec. 31, 2012 U.S. equities Level 1		Dec. 31, 2013 U.S. equities Level 2		Dec. 31, 2012 U.S. equities Level 2		Dec. 31, 2013 U.S. equities Level 3	Dec. 31, 2012 U.S. equities Level 3	Dec. 31, 2013 International equities	Dec. 31, 2013 International equities Total Fair Value		Dec. 31, 2012 International equities Total Fair Value		Dec. 31, 2013 International equities Level 1		Dec. 31, 2012 International equities Level 1		Dec. 31, 2013 International equities Level 2		Dec. 31, 2012 International equities Level 2		Dec. 31, 2013 International equities Level 3	Dec. 31, 2012 International equities Level 3	Dec. 31, 2013 Bonds	Dec. 31, 2013 U.S. government Total Fair Value	Dec. 31, 2012 U.S. government Total Fair Value	Dec. 31, 2013 U.S. government Level 1	Dec. 31, 2012 U.S. government Level 1	Dec. 31, 2013 U.S. government Level 2	Dec. 31, 2012 U.S. government Level 2	Dec. 31, 2013 U.S. government Level 3	Dec. 31, 2012 U.S. government Level 3	Dec. 31, 2013 U.S. agency Total Fair Value	Dec. 31, 2012 U.S. agency Total Fair Value	Dec. 31, 2013 U.S. agency Level 1	Dec. 31, 2012 U.S. agency Level 1	Dec. 31, 2013 U.S. agency Level 2	Dec. 31, 2012 U.S. agency Level 2	Dec. 31, 2013 U.S. agency Level 3	Dec. 31, 2012 U.S. agency Level 3	Dec. 31, 2013 Non-U.S. government Total Fair Value	Dec. 31, 2012 Non-U.S. government Total Fair Value	Dec. 31, 2013 Non-U.S. government Level 1	Dec. 31, 2012 Non-U.S. government Level 1	Dec. 31, 2013 Non-U.S. government Level 2	Dec. 31, 2012 Non-U.S. government Level 2	Dec. 31, 2013 Non-U.S. government Level 3	Dec. 31, 2012 Non-U.S. government Level 3	Dec. 31, 2013 Investment grade debt Total Fair Value		Dec. 31, 2012 Investment grade debt Total Fair Value		Dec. 31, 2013 Investment grade debt Level 1	Dec. 31, 2012 Investment grade debt Level 1	Dec. 31, 2013 Investment grade debt Level 2		Dec. 31, 2012 Investment grade debt Level 2		Dec. 31, 2013 Investment grade debt Level 3	Dec. 31, 2012 Investment grade debt Level 3	Dec. 31, 2013 Asset backed Total Fair Value	Dec. 31, 2012 Asset backed Total Fair Value	Dec. 31, 2013 Asset backed Level 1	Dec. 31, 2012 Asset backed Level 1	Dec. 31, 2013 Asset backed Level 2	Dec. 31, 2012 Asset backed Level 2	Dec. 31, 2013 Asset backed Level 3	Dec. 31, 2012 Asset backed Level 3	Dec. 31, 2013 Non-investment grade debt Total Fair Value		Dec. 31, 2012 Non-investment grade debt Total Fair Value	Dec. 31, 2013 Non-investment grade debt Level 1	Dec. 31, 2012 Non-investment grade debt Level 1	Dec. 31, 2013 Non-investment grade debt Level 2		Dec. 31, 2012 Non-investment grade debt Level 2	Dec. 31, 2013 Non-investment grade debt Level 3	Dec. 31, 2012 Non-investment grade debt Level 3	Dec. 31, 2013 Cash and cash equivalents Total Fair Value		Dec. 31, 2012 Cash and cash equivalents Total Fair Value	Dec. 31, 2013 Cash and cash equivalents Level 1		Dec. 31, 2012 Cash and cash equivalents Level 1	Dec. 31, 2013 Cash and cash equivalents Level 2		Dec. 31, 2012 Cash and cash equivalents Level 2	Dec. 31, 2013 Cash and cash equivalents Level 3	Dec. 31, 2012 Cash and cash equivalents Level 3	Dec. 31, 2013 Alternative Investments	Dec. 31, 2013 Hedge funds Total Fair Value	Dec. 31, 2012 Hedge funds Total Fair Value	Dec. 31, 2013 Hedge funds Level 1	Dec. 31, 2012 Hedge funds Level 1	Dec. 31, 2013 Hedge funds Level 2	Dec. 31, 2012 Hedge funds Level 2	Dec. 31, 2013 Hedge funds Level 3	Dec. 31, 2012 Hedge funds Level 3	Dec. 31, 2011 Hedge funds Level 3	Dec. 31, 2013 Real estate fund Total Fair Value	Dec. 31, 2012 Real estate fund Total Fair Value	Dec. 31, 2013 Real estate fund Level 1	Dec. 31, 2012 Real estate fund Level 1	Dec. 31, 2013 Real estate fund Level 2	Dec. 31, 2012 Real estate fund Level 2	Dec. 31, 2013 Real estate fund Level 3	Dec. 31, 2012 Real estate fund Level 3	Dec. 31, 2011 Real estate fund Level 3	Dec. 31, 2013 Other Total Fair Value		Dec. 31, 2012 Other Total Fair Value		Dec. 31, 2013 Other Level 1	Dec. 31, 2012 Other Level 1	Dec. 31, 2013 Other Level 2		Dec. 31, 2012 Other Level 2		Dec. 31, 2013 Other Level 3	Dec. 31, 2012 Other Level 3	Dec. 31, 2013 Derivative	Dec. 31, 2012 Derivative
Defined Benefit Plan Disclosure [Line Items]
Minimum target allocations										27.00%															13.00%															25.00%																																																																		5.00%
Maximum target allocations										43.00%															27.00%															50.00%																																																																		15.00%
Fair value of plan assets	$ 4,310	$ 3,745	$ 633	$ 516	$ 3,232	$ 2,886	$ 445	$ 343	$ 149		$ 1,546	[1]	$ 1,222	[1]	$ 249	[1]	$ 192	[1]	$ 1,297	[1]	$ 1,030	[1]	[1]	[1]		$ 860	[1]	$ 694	[1]	$ 382	[1]	$ 306	[1]	$ 478	[1]	$ 388	[1]	[1]	[1]		$ 156	$ 368			$ 156	$ 368			$ 180	$ 186			$ 180	$ 186			$ 66	$ 57			$ 66	$ 57			$ 871	[2]	$ 692	[2]	[2]	[2]	$ 871	[2]	$ 692	[2]	[2]	[2]	$ 65	$ 74			$ 65	$ 74			$ 39	[3]	$ 33	[3]		$ 39	[3]	$ 33	[3]		$ 75	[4]	$ 73	$ 2	[4]	$ 18	$ 73	[4]	$ 55	[4]			$ 257	$ 181					$ 257	$ 181	$ 149	$ 188	$ 162					$ 188	$ 162		$ 7	[5]	$ 3	[5]	[5]	[5]	$ 7	[5]	$ 3	[5]	[5]	[5]	$ 4	$ 1

[1]	Other investments include swaps, options, collateral, and insurance contracts.
[2]	Investment grade fixed income securities include corporate bonds rated Baa3/BBB- or higher by one or more rating agencies.
[3]	(3) Non-investment grade fixed income securities include corporate bonds consistently rated below Baa3/BBB- by one or more rating agencies and a high yield commingled fund.
[4]	Cash and cash equivalents are highly liquid short-term investment funds and include net receivables and payables of the trust. These funds are available for immediate use to fund daily operations, execute investment policies, and serve as a temporary investment vehicle. The Company's plan asset allocation policy does not include cash.
[5]	U.S. and international equity securities include investments in small, medium, and large capitalization stocks of public companies